Ordinary shares, share premium, and other equity - Disclosure of called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 72,481		£ 71,864		£ 69,260
Issued to staff under share incentive plans		1,277		977		621
Repurchase of shares		(2,241)		(1,760)		(1,257)
Other movements		16		(34)		14
Ending balance, equity		78,236		72,481		71,864
Total share capital and share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		4,186	[1]	4,288	[1]	4,373
Issued to staff under share incentive plans		150	[1]	103	[1]	124
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		(158)	[1]	(205)	[1]	(209)
Other movements		0		0
Ending balance, equity	[1]	4,178		4,186		4,288
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		12,075	[1]	13,259	[1]	13,284
Issued to staff under share incentive plans		0		0
AT1 securities issuance		3,784		1,598
AT1 securities redemption		(3,133)		(2,753)
Repurchase of shares		0		0
Other movements		(1)	[1]	(29)	[1]	5
Ending balance, equity	[1]	£ 12,725		£ 12,075		£ 13,259
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		14,420		15,155
Issued to staff under share incentive plans (in shares)		83		83
Repurchase of shares (in shares)		(636)		(818)
Ending balance (in shares)		13,867		14,420		15,155
Ordinary shares | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 3,605		£ 3,789
Issued to staff under share incentive plans		20		21
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		(158)		(205)
Other movements		0		0
Ending balance, equity		3,467		3,605		£ 3,789
Ordinary shares | Ordinary share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		581		499
Issued to staff under share incentive plans		130		82
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		0		0
Other movements		0		0
Ending balance, equity		£ 711		£ 581		£ 499

[1]	For further details refer to Note 27.